(LOSS)/EARNINGS PER SHARE - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
(Loss)/Profit for the period		$ (8,195,986)	$ 601,986
Less: Loss attributable to non-controlling interests		50,769	744
(Loss)/Profit for the period attributable to shareholders		$ (8,246,755)	$ 601,242
Basic weighted-average number of shares outstanding (in Shares)		39,775,524	38,506,507	[1]
Basic (loss)/earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (0.207)	$ 0.016
Diluted weighted-average number of shares outstanding (in Shares)		39,775,524	38,506,507
Diluted (loss)/earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (0.207)	$ 0.016

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.